Commitment and contingency	6 Months Ended
Mar. 31, 2019
Commitment and contingency
Commitment and contingency

Note 14 — Commitment and contingency

Operating lease commitments

The Company leases one main office space through May 9, 2020, and one factory building through October 2019. Rental expense charged to operations under operating leases in the six months ended March 31, 2019 and 2018 amounted to $55,628 and $32,621, respectively.

Future minimum lease obligations for operating leases with initial terms in excess of one year at March 31, 2019 are as follows:

Twelve months ending March 31:
2020	79,472
2021	4,694
Total	$84,166